ORGANIZATION AND PRINCIPAL ACTIVITIES- Inter-company revenues between VIEs and other subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Variable interest entity
Revenue	¥ 3,232,731	$ 468,702	¥ 5,303,835	¥ 5,825,624
VIEs to Equity Subsidiaries
Variable interest entity
Revenue	195,800		131,300	12,600
VIEs to Primary Beneficiary of VIEs and their Subsidiaries
Variable interest entity
Revenue	¥ 24,800		¥ 100	¥ 13,400